BUSINESS COMBINATION (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Basic and diluted earnings per share	$ (0.05)	$ 0.06	$ 0.15	$ 0.05
Printstock Products Ltd [Member] | Gourmet Foods [Member]
Business Acquisition [Line Items]
Net revenues				$ 26,748,988
Net income				$ 1,773,401
Basic and diluted earnings per share				$ 0.05
Printstock Products Ltd [Member] | Gourmet Foods [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Net revenues				$ 29,429,415
Net income				$ 1,983,542
Basic and diluted earnings per share				$ 0.05